UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 6	$ 674,906	$ (695,325)	$ (20,413)
Balance at Beginning, shares at Dec. 31, 2020	59,710,047
Net loss			(70,526)	(70,526)
Share-based compensation expense		10,577		10,577
Ending balance, value at Dec. 31, 2021	$ 7	749,592	(765,851)	(16,252)
Balance at ending, shares at Dec. 31, 2021	72,335,952
Net loss			(29,738)	(29,738)
Share-based compensation expense		6,564		6,564
Ending balance, value at Mar. 31, 2022	$ 7	756,156	(795,589)	(39,426)
Balance at ending, shares at Mar. 31, 2022	72,335,952
Beginning balance, value at Dec. 31, 2021	$ 7	749,592	(765,851)	(16,252)
Balance at Beginning, shares at Dec. 31, 2021	72,335,952
Net loss			(85,382)	(85,382)
Share-based compensation expense		21,130		21,130
Ending balance, value at Dec. 31, 2022	$ 7	770,427	(851,233)	(80,799)
Balance at ending, shares at Dec. 31, 2022	74,283,026
Net loss			(20,889)	(20,889)
Issuance of restricted shares, net of shares withheld for taxes		(161)		(161)
Issuance of restricted shares, net of shares withheld for taxes, Shares	299,966
Share-based compensation expense		1,939		1,939
Ending balance, value at Mar. 31, 2023	$ 7	$ 772,205	$ (872,122)	$ (99,910)
Balance at ending, shares at Mar. 31, 2023	74,582,992